Significant Accounting Policies - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Cash, cash equivalents and short-term bank deposits	₽ 90,469	₽ 125,991
Net current (liability) assets	39,971	42,650
Net asset deficit	(16,647)	30,608	₽ 79,257	₽ 817
Borrowings	94,115	62,116
Sales And Marketing Expenses [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Reclassification of expenses due to corrections of prior period errors	1,160
General And Administrative Expenses [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Reclassification of expenses due to corrections of prior period errors	280
Convertible bonds [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Borrowings	₽ 53,597	₽ 49,403